Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000212508
Account Value [Line Items]
Account Value	$ 18,456	$ 18,266	$ 16,048	$ 14,464	$ 16,270	$ 14,242	$ 13,346	$ 12,361	$ 11,663	$ 10,690	$ 10,000
C000009628
Account Value [Line Items]
Account Value	18,287	18,127	15,948	14,396	16,221	14,214	13,346	12,361	11,663	10,690	10,000
C000144329
Account Value [Line Items]
Account Value	14,150	13,641	12,179	11,870	13,352	12,807	11,894	10,889	10,860	10,704	10,000
C000144330
Account Value [Line Items]
Account Value	13,941	13,465	12,023	11,742	13,209	12,692	11,802	10,824	10,817	10,682	10,000
C000144331
Account Value [Line Items]
Account Value	26,174	26,515	21,077	16,716	22,042	16,639	14,469	13,142	11,694	10,276	10,000
C000009625
Account Value [Line Items]
Account Value	25,678	26,058	20,749	16,474	21,760	16,458	14,340	13,056	11,644	10,256	10,000
C000144332
Account Value [Line Items]
Account Value	21,173	20,326	16,140	13,636	17,645	13,116	13,103	12,491	11,621	10,410	10,000
C000009627
Account Value [Line Items]
Account Value	20,719	19,928	15,858	13,418	17,396	12,955	12,972	12,402	11,567	10,389	10,000
C000040696
Account Value [Line Items]
Account Value	11,396	11,069	10,300	10,126	10,966	10,877	10,547	10,037	10,125	10,106	10,000
C000023365
Account Value [Line Items]
Account Value	18,987	18,303	15,036	12,880	17,358	14,301	13,528	12,021	11,458	10,452	10,000
C000103219
Account Value [Line Items]
Account Value	17,903	17,376	14,391	12,421	16,799	13,923	13,253	11,845	11,353	10,407	10,000
C000009629
Account Value [Line Items]
Account Value	13,128	12,508	11,605	11,059	11,527	11,289	10,956	10,482	10,437	10,319	10,000
C000103218
Account Value [Line Items]
Account Value	12,930	12,344	11,466	10,943	11,413	11,182	10,863	10,416	10,392	10,294	10,000
C000009630
Account Value [Line Items]
Account Value	12,201	11,714	11,130	10,670	10,631	10,622	10,474	10,214	10,068	10,011	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. 1000 Total Return Index
Account Value [Line Items]
Account Value	40,420	34,314	25,311	20,901	25,385	19,353	16,671	16,028	13,612	11,488	10,000
Bloomberg U.S. 1000 Total Return Index
Account Value [Line Items]
Account Value	40,420	34,314	25,311	20,901	25,385	19,353	16,671	16,028	13,612	11,488	10,000
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Account Value	39,378	33,535	24,816	20,609	25,157	19,001	16,505	16,031	13,630	11,498	10,000
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Account Value	39,378	33,535	24,816	20,609	25,157	19,001	16,505	16,031	13,630	11,498	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,601	12,428	11,257	10,968	12,393	12,079	11,601	10,683	10,650	10,558	10,000
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Account Value	39,378	33,535	24,816	20,609	25,157	19,001	16,505	16,031	13,630	11,498	10,000
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Account Value	39,378	33,535	24,816	20,609	25,157	19,001	16,505	16,031	13,630	11,498	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,997	11,662	10,452	10,385	12,160	12,270	11,468	10,398	10,528	10,519	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	18,017	16,687	14,078	13,009	15,610	14,015	12,950	12,143	11,683	10,892	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	18,017	16,687	14,078	13,009	15,610	14,015	12,950	12,143	11,683	10,892	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	40,526	34,417	25,367	20,931	25,283	19,312	16,641	16,020	13,594	11,476	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	40,526	34,417	25,367	20,931	25,283	19,312	16,641	16,020	13,594	11,476	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	39,413	33,569	24,830	20,612	25,023	18,985	16,500	16,032	13,624	11,486	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	39,413	33,569	24,830	20,612	25,023	18,985	16,500	16,032	13,624	11,486	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	12,124	11,722	10,899	10,668	11,600	11,479	10,975	10,352	10,417	10,298	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	39,413	33,569	24,830	20,612	25,023	18,985	16,500	16,032	13,624	11,486	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	39,413	33,569	24,830	20,612	25,023	18,985	16,500	16,032	13,624	11,486	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	12,093	11,612	10,829	10,534	11,101	11,069	10,701	10,224	10,203	10,133	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	12,093	11,612	10,829	10,534	11,101	11,069	10,701	10,224	10,203	10,133	10,000
ICE BofA U.S. 6-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 12,449	$ 11,927	$ 11,281	$ 10,786	$ 10,745	$ 10,731	$ 10,568	$ 10,296	$ 10,136	$ 10,055	$ 10,000